PROPERTY, PLANT AND EQUIPMENT - Narrative (Details) - Hospitality Investors Trust $ in Millions	Jun. 30, 2021 USD ($)
Disclosure of subsidiaries [line items]
Percentage of voting equity interests acquired	100.00%
Consideration paid	$ 464